INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 14,356
2023	10,409
2024	7,149
2025	5,072
2026	1,858
Thereafter	1,162
Total	40,006
Impairment loss	0	$ (5,713)	$ 0
Amortization expense related to Intangible Assets	18,350	11,694	4,849
IP Right [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
Impairment loss	$ 0	$ (5,160)	$ 0